Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finance And Operating Leases
Operating lease assets	$ 168,421	$ 338,481
Lease Liability - current	158,994	177,761
Lease liability – non-current	$ 35,360	$ 194,373